Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Equipment.
Schedule of changes in equipment

Year ended December 31, 2025	Equipment
Opening net book amount	1,131
Depreciation charge	(424)
Closing net book amount	707

As of December 31, 2025	Equipment
Cost	84,775
Accumulated depreciation	(84,068)
Net book value	707

Period ended June 30, 2026	Equipment
Opening net book amount	707
Depreciation charge	(212)
Closing net book amount	495

As of June 30, 2026	Equipment
Cost	84,775
Accumulated depreciation	(84,280)
Net book value	495